Statements of Cash Flows - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2017	May 31, 2016	Aug. 31, 2016	Aug. 31, 2015
Cash flows used in operating activities
Net loss	$ (4,999)	$ (14,927)	$ (23,373)	$ (53,270)	$ (93,867)	$ (68,494)
Changes in operating assets and liabilities
Increase in accounts payable and accrued liabilities			2,856	377	259	978
Increase (decrease) in due to related parties			9,600	36,000	73,600	48,000
Cash flows used in operating activities			(10,917)	(16,893)	(20,008)	(19,516)
Cash flows from financing activities
Advances from related parties			10,000	16,473	20,473	19,700
Cash provided by financing activities			10,000	16,473	20,473	19,700
Net decrease in cash			(917)	(420)	465	184
Cash and cash equivalents, beginning of period			980	515	515	331
Cash and cash equivalents, end of period	$ 63	$ 95	63	95	980	515
Supplemental disclosures of cash flow information
Cash paid for interest
Cash paid for income taxes
Noncash investing and financing activities:
Shares issued in settlement of due to related parties			$ 163,200